Revenues and Cost of Services - Summary of Cost of Services (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disaggregation of Revenue from Contracts with Customers [Line Items]
Net foreign exchange loss	$ 273
Net foreign exchange gain	14,559
Foreign exchange losses	$ 14,832	$ 2,100	$ 2,977